December 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:          Office of Filings, Information & Consumer Services

Re:	Wasatch Funds Trust (the “Registrant”)
File Nos. 33-010451, 811-04920

Ladies and Gentlemen:

Pursuant to Rules 472 and 485(a) promulgated under the Securities Act of 1933, as amended, following please find for filing on behalf of the above-referenced Registrant, Post-Effective Amendment No. 89 under the Securities Act of 1933, as amended (the “1933 Act”) and Post-Effective Amendment No. 91 under the Investment Company Act of 1940, as amended to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 to add Institutional Class shares for the Wasatch Emerging India Fund ®, Wasatch Emerging Markets Small Cap Fund®, Wasatch Frontier Emerging Small Countries Fund®, Wasatch Global Opportunities Fund®, Wasatch International Growth Fund®, Wasatch International Opportunities Fund®, Wasatch Small Cap Growth Fund®, and Wasatch World Innovators Fund®, each an existing series of the Registrant. Accordingly, it is anticipated that the Amendment will be effective on the sixtieth day after filing.

If you should have any questions relating to the filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President

Enclosures

cc:         R. Biles